Share Option and Warrant Reserves (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Option And Warrant Reserves
Outstanding warrants	27,716	2,018,877
Warrants expired	(12,716)	(37,150)
Warrants exercised	(15,000)	(1,954,011)
Outstanding warrants	0	27,716
Outstanding warrants, exercise price	$ 1.40	$ 1.59
Warrants expired, exercise price	1.40	1.34
Warrants exercised, exercise price	1.40	1.60
Outstanding warrants, exercise price	$ 0.00	$ 1.40